Derivative Financial Instruments (Narrative) (Detail) (JPY ¥)					6 Months Ended	12 Months Ended	6 Months Ended
	Sep. 30, 2013		Mar. 31, 2013		Sep. 30, 2013 Credit Derivatives [Member]	Mar. 31, 2013 Credit Derivatives [Member]	Jun. 30, 2013 UNBC [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member]
General Cash Flow Hedge Information:
Derivative, Notional Amount	¥ 1,335,800,000,000,000	[1]	¥ 1,125,500,000,000,000	[1]	¥ 6,800,000,000,000 [1]	¥ 6,600,000,000,000 [1]	¥ 197,200,000,000
Derivative, Description of hedged item							Benchmark interest rate on LIBOR indexed loans
Weighted average remaining life of currently active cash flow hedges, year							3 years 7 months 24 days
Estimated cash flow hedge gain (loss) reclassified to earnings, net							3,200,000,000
Credit Derivatives:
Carrying value of credit protection, offsetting with purchased protection with identical underlying referenced entities					22,000,000,000	3,000,000,000
Notional value of credit protection, offsetting with purchased protection with identical underlying referenced entities					2,866,000,000,000	2,779,000,000,000
Credit Risk, Liquidity Risk and Credit-risk-related Contingent Features:
Derivative instruments with credit risk related contingent features in a liability position, fair value					2,700,000,000,000	3,600,000,000,000
Derivative instruments with credit risk related contingent features in a liability position, posted collateral					269,000,000,000	579,000,000,000
Derivative instruments, contingent additional collateral					143,000,000,000	116,000,000,000
Derivative instruments, contingent early termination					¥ 37,000,000,000	¥ 23,000,000,000

[1]	Includes both written and purchased position.